united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Jennifer Farrell, Ultimus Fund Solutions, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/22

Item 1. Reports to Stockholders.

Main Sector Rotation ETF

(SECT)

Main Thematic Innovation ETF

(TMAT)

Semi-Annual Report

April 30, 2022

1-866-383-9778

www.mainmgtetfs.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Main Sector Rotation ETF or Main Thematic Innovation ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

MAIN SECTOR ROTATION ETF

PORTFOLIO REVIEW (Unaudited)

April 30, 2022

Average Total Return through April 30, 2022*, as compared to its benchmark:

	Six Month	One Year	Since Inception (1)
Main Sector Rotation ETF - NAV	(9.67)%	(1.42)%	11.33%
Main Sector Rotation ETF - Market Price	(9.52)%	(1.27)%	11.36%
S&P 500 Total Return Index (2)	(9.65)%	0.21%	13.83%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sales of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.mainmgtetfs.com or by calling 1-866-383-9778. The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Beginning November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. The midpoint is the average of the bid-ask prices at 4:00 PM ET (when NAV is normally determined for most funds). Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2031, to insure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.65% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the adviser. The Fund’s total annual operating expenses are 0.75% including aquired fund fees and expenses per the April 4, 2022 Prospectus.

(1)	As of the close of business on the day of commencement of operations on September 5, 2017.

(2)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of April 30, 2022

Holdings By Asset Type	% of Net Assets
Exchange-Traded Funds	95.8%
Collateral For Securities Loaned	23.6%
Liabilities In Excess of Other Assets	(19.4)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

MAIN THEMATIC INNOVATION ETF

PORTFOLIO REVIEW (Unaudited)

April 30, 2022

Average Total Return through April 30, 2022*, as compared to its benchmark:

	Six Month	One Year	Since Inception (1)
Main Thematic Innovation ETF - NAV	(37.99)%	(38.22)%	(34.58)%
Main Thematic Innovation ETF - Market Price	(37.87)%	(38.20)%	(34.54)%
MSCI AC World Index (2)	(11.63)%	(5.44)%	1.48%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sales of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.mainmgtetfs.com or by calling 1-866-383-9778. The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2031, to insure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the adviser. The Fund’s total annual operating expenses are 1.54% including aquired fund fees and expenses per the February 28, 2022 Prospectus.

(1)	As of the close of business on the day of commencement of operations on January 28, 2021.

(2)	The MSCI AC World Index is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 27 emerging markets. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of April 30, 2022

Holdings By Asset Type	% of Net Assets
Exchange-Traded Funds	89.9%
Collateral For Securities Loaned	25.0%
Open End Fund	3.1%
Liabilities In Excess of Other Assets	(18.0)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

MAIN SECTOR ROTATION ETF

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.8%
	EQUITY - 95.8%
316,160	Consumer Discretionary Select Sector SPDR Fund	$51,496,141
3,406,130	Financial Select Sector SPDR Fund(a)	117,545,545
864,500	Health Care Select Sector SPDR Fund(a)	112,635,705
281,580	Invesco QQQ Trust Series 1(b)	88,204,935
481,650	Invesco S&P SmallCap Information Technology ETF(c)	59,806,481
177,840	iShares Biotechnology ETF(b)	20,745,036
261,290	iShares Core S&P Small-Cap ETF	25,977,452
773,110	iShares MSCI USA Value Factor ETF(a),(b)	76,197,722
286,520	iShares Russell 2000 ETF(b)	52,991,874
894,140	Schwab U.S. Large-Cap Value ETF(a)	60,282,919
476,710	SPDR S&P Biotech ETF(b),(c)	35,195,499
649,610	Technology Select Sector SPDR Fund(a)	91,867,846
37,050	VanEck Oil Services ETF(b)	9,772,308
143,260	VanEck Semiconductor ETF(b)	32,928,311
810,160	Vanguard Energy ETF(b)	85,269,340
		920,917,114

	TOTAL EXCHANGE-TRADED FUNDS (Cost $782,097,258)	920,917,114

	SHORT-TERM INVESTMENTS — 23.6%
	COLLATERAL FOR SECURITIES LOANED - 23.6%
226,893,826	Fidelity Investments Money Market Funds – Government – Institutional Class, 0.01% (Cost $226,893,826)(d),(e)	226,893,826

	TOTAL INVESTMENTS - 119.4% (Cost $1,008,991,084)	$1,147,810,940
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.4)%	(186,114,795)
	NET ASSETS - 100.0%	$961,696,145

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is held as collateral for options. As of April 30, 2022, the total fair value of the securities held as collateral was $155,192,900.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2022 was $214,203,748.

(c)	Non-income producing security.

(d)	Security was purchased with cash received as collateral for securities on loan at April 30, 2022. Total collateral had a value of $226,893,826 at April 30, 2022.

(e)	Rate disclosed is the seven day effective yield as of April 30, 2022.

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.9%
	EQUITY - 89.9%
252,510	ARK Fintech Innovation ETF(a)(b)	$5,353,212
143,975	ARK Genomic Revolution ETF(b)	4,895,150
119,610	Bitwise Crypto Industry Innovators ETF(b)	1,410,202
343,325	ETFMG Travel Tech ETF(a)(b)	7,645,848
292,380	Global X Cloud Computing ETF(b)	5,660,477
272,445	Global X Robotics & Artificial Intelligence ETF(b)	6,497,813
174,945	Invesco Solar ETF(a)(b)	11,236,716
199,350	KraneShares CSI China Internet ETF	5,635,625
117,395	Proshares Online Retail ETF(a)	4,422,270
112,965	VanEck Video Gaming and eSports ETF(b)	5,644,861
		58,402,174

	TOTAL EXCHANGE-TRADED FUNDS (Cost $90,518,534)	58,402,174

	OPEN END FUND — 3.1%
	SPECIALTY - 3.1%
75,310	Grayscale Bitcoin Trust BTC(a)(b)	1,986,678

	TOTAL OPEN END FUND (Cost $2,509,474)	1,986,678

	SHORT-TERM INVESTMENTS — 25.0%
	COLLATERAL FOR SECURITIES LOANED - 25.0%
16,269,986	Fidelity Investments Money Market Funds - Government Portfolio – Institutional Class, 0.01% (Cost $16,269,986)(c),(d)	16,269,986

	TOTAL INVESTMENTS - 118.0% (Cost $109,297,994)	$76,658,838
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.0)%	(11,677,387)
	NET ASSETS - 100.0%	$64,981,451

ETF - Exchange-Traded Fund

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2022 was $15,446,338.

(c)	Security was purchased with cash received as collateral for securities on loan at April 30, 2022. Total collateral had a value of $16,269,986 at April 30, 2022.

(d)	Rate disclosed is the seven day effective yield as of April 30, 2022.

See accompanying notes to financial statements.

MAIN ETFS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2022

	Main Sector Rotation ETF		Main Thematic Innovation ETF
ASSETS
Investment securities:
At cost	$1,008,991,084		$109,297,994
At value	$1,147,810,940	*	$76,658,838	*
Cash and cash equivalents	13,304,730		4,627,790
Cash held for collateral at broker for options	24,020,637		-
Cash held for collateral at custodian	3,828,267		-
Receivable for securities sold	-		275,060
Receivable for fund shares sold	1,946,780		-
Prepaid expenses and other assets	1,593		26,626
TOTAL ASSETS	1,190,912,947		81,588,314

LIABILITIES
Securities lending collateral payable	226,893,826		16,269,986
Payable for fund shares redeemed	-		295,790
Payable for securities purchased	1,864,311		-
Investment advisory fees payable	418,952		38,144
Payable to related parties	36,585		-
Other accrued expenses and other liabilities	3,128		2,943
TOTAL LIABILITIES	229,216,802		16,606,863

NET ASSETS	$961,696,145		$64,981,451

NET ASSETS CONSIST OF:
Paid in capital	$776,975,549		$104,471,886
Distributable earnings (losses)	184,720,596		(39,490,435)
NET ASSETS	$961,696,145		$64,981,451

NET ASSET VALUE PER SHARE:
Net Assets	$961,696,145		$64,981,451
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorize	24,700,000		4,430,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per shar	$38.94		$14.67

*	Includes fair value of securities on loan in the amount of $214,203,748 and $15,446,338 for Main Sector Rotation ETF and Main Thematic Innovation ETF, respectively.

See accompanying notes to financial statements.

MAIN ETFS

STATEMENTS OF OPERATIONS

	Main Sector Rotation ETF For the Six Months Ended April 30, 2022	Main Thematic Innovation ETF For the Six Months Ended April 30, 2022
	(Unaudited)	(Unaudited)
INVESTMENT INCOME
Dividends	$6,701,728	$301,636
Interest	2,649	745
Securities lending income	307,250	137,100
TOTAL INVESTMENT INCOME	7,011,627	439,481

EXPENSES
Investment advisory fees	2,579,182	234,891
Administrative services fees	235,261	18,373
Custodian fees	46,127	12,397
Compliance officer fees	17,688	7,949
Printing and postage expenses	17,356	7,439
Professional fees	16,135	14,620
Transfer agent fees	14,380	11,405
Trustees fees and expenses	10,259	10,260
Insurance expense	8,756	1,702
Other expenses	7,097	4,959
TOTAL EXPENSES	2,952,241	323,995

NET INVESTMENT INCOME	4,059,386	115,486

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	(2,607,674)	(3,600,309)
Options written	15,760,223	-
Net realized gain on in-kind redemptions	44,866,816	1,081,399
Capital gain distributions from unerlying investment companies	-	136,324
Net change in unrealized depreciation on:
Investments	(166,049,696)	(33,005,047)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND OPTIONS WRITTEN	(108,030,331)	(35,387,633)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(103,970,945)	$(35,272,147)

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Period* Ended October 31, 2021	For the Year Ended May 31, 2021
FROM OPERATIONS:
Net investment income	$4,059,386	$3,474,501	$4,561,095
Net realized gain from investments, options written and in-kind redemptions	58,019,365	2,606,281	74,020,295
Net change in unrealized appreciation (depreciation) on investments and options written	(166,049,696)	60,128,208	172,756,763
Net increase (decrease) in net assets resulting from operations	(103,970,945)	66,208,990	251,338,153

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(3,043,330)	(2,527,860)	(7,204,110)
Decrease in net assets resulting from distributions to shareholders	(3,043,330)	(2,527,860)	(7,204,110)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	162,629,480	95,842,687	161,886,162
Payments for shares redeemed	(114,208,002)	(10,331,619)	(69,988,493)
Net increase in net assets resulting from shares of beneficial interest	48,421,478	85,511,068	91,897,669

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,592,797)	149,192,198	336,031,712

NET ASSETS
Beginning of Period	1,020,288,942	871,096,744	535,065,032
End of Period	$961,696,145	$1,020,288,942	$871,096,744

SHARE ACTIVITY
Shares sold	3,800,000	2,300,000	4,450,000
Shares redeemed	(2,700,000)	(250,000)	(2,200,000)
Net increase in shares of beneficial interest outstanding	1,100,000	2,050,000	2,250,000

*	For the period June 1, 2021 to October 31, 2021.

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Period* Ended October 31, 2021	For the Period Ended May 31, 2021 (a)
FROM OPERATIONS:
Net investment income (loss)	$115,486	$7,010	$(125,224)
Net realized gain (loss) from investments and in-kind redemptions	(2,518,910)	684,208	(5,165,093)
Capital gain distributions from underlying investment companies	136,324	-	-
Net change in unrealized appreciation (depreciation) on investments	(33,005,047)	1,409,120	(1,043,229)
Net increase (decrease) in net assets resulting from operations	(35,272,147)	2,100,338	(6,333,546)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(77,418)	-	-
Return of capital	-	(62,930)	-
Net decrease in net assets resulting from distributions to shareholders	(77,418)	(62,930)	-

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	21,983,823	13,794,281	75,252,037
Payments for shares redeemed	(6,175,266)	(227,721)	-
Net increase in net assets resulting from shares of beneficial interest	15,808,557	13,566,560	75,252,037

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,541,008)	15,603,968	68,918,491

NET ASSETS
Beginning of Period	84,522,459	68,918,491	-
End of Period	$64,981,451	$84,522,459	$68,918,491

SHARE ACTIVITY
Shares sold	1,170,000	590,000	2,990,000
Shares Redeemed	(310,000)	(10,000)	-
Net increase in shares of beneficial interest outstanding	860,000	580,000	2,990,000

*	For the period June 1, 2021 to October 31, 2021.

(a)	The Main Thematic Innovation ETF commenced operations on January 28, 2021.

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Period* Ended October 31, 2021		For the Year Ended May 31, 2021	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Period Ended May 31, 2018 (1)
Net asset value, beginning of period	$43.23		$40.42		$27.72	$26.99	$28.21	$25.00

Income from investment operations:
Net investment income (2)	0.17		0.15		0.24	0.38	0.27	0.12
Net realized and unrealized gain (loss) on investments	(4.34)		2.77		12.83	0.74	(1.05)	3.25
Total from investment operations	(4.17)		2.92		13.07	1.12	(0.78)	3.37

Less distributions from:
Net investment income	(0.12)		(0.11)		(0.37)	(0.39)	(0.20)	(0.16)
Net realized gains	-		-		-	-	(0.24)	-
Total distributions	(0.12)		(0.11)		(0.37)	(0.39)	(0.44)	(0.16)

Net asset value, end of period	$38.94		$43.23		$40.42	$27.72	$26.99	$28.21

Market price, end of period ^	$38.98		$43.20		$40.46	$27.73	$26.98	$28.30

Total return (3)	(9.67	)%(4)	7.25	%(4)	47.61%	4.28%	(2.68)%	13.52	%(4)

Net assets, at end of period (000s)	$961,696		$1,020,289		$871,097	$535,065	$442,634	$328,621

Ratio of expenses to average net assets (6)	0.57	%(5)	0.57	%(5)	0.59%	0.60%	0.61%	0.61	%(5)
Ratio of net investment income to average net assets (7)	0.79	%(5)	0.88	%(5)	0.69%	1.32%	1.00%	0.58	%(5)
Portfolio Turnover Rate (8)	2	%(4)	0	%(4)	27%	76%	61%	12	%(4)

(1)	The Main Sector Rotation ETF commenced operations on September 5, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

^	Market Price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

*	For the period June 1, 2021 to October 31, 2021.

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Period* Ended October 31, 2021	For the Period Ended May 31, 2021 (1)
Net asset value, beginning of period	$23.68	$23.05	$25.00

Income from investment operations:
Net investment gain (loss) (2)	0.03	0.00 (3)	(0.06)
Net realized and unrealized gain (loss) on investments	(9.02)	0.65	(1.89)
Total from investment operations	(8.99)	0.65	(1.95)

Less distributions from:
Net investment income	(0.02)	-	-
Return of capital	-	(0.02)	-
Total distributions	(0.02)	(0.02)	-

Net asset value, end of period	$14.67	$23.68	$23.05

Market price, end of period ^	$14.68	$23.65	$23.04

Total return (4,5)	(37.99)%	2.82%	(7.80)%

Net assets, at end of period (000s)	$64,981	$84,522	$68,918

Ratio of expenses to average net assets (6,7)	0.90%	0.87%	0.86%
Ratio of net investment income (loss) to average net assets (6,8)	0.32%	0.02%	(0.72)%
Portfolio Turnover Rate (5,9)	28%	34%	60%

(1)	The Main Thematic Innovation ETF commenced operations on January 28, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents amount less than 0.005.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

^	Market Price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

*	For the period June 1, 2021 to October 31, 2021.

See accompanying notes to financial statements.

MAIN ETFS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2022

1.	ORGANIZATION

The Main Sector Rotation ETF and the Main Thematic Innovation ETF (the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Main Sector Rotation ETF commenced operations on September 5, 2017. The Main Thematic Innovation ETF commenced operations on January 28, 2021. At a meeting of the Audit Committee of the Board of Trustees (the “Board”) held on July 19, 2021, the fiscal year of each Fund was moved to October 31.

The Funds’ investment objectives are as follows:

Main Sector Rotation ETF – seeks to outperform the S&P 500 Total Return Index in rising markets while limiting losses during periods of decline.

Main Thematic Innovation ETF – seeks to outperform the MSCI ACWI Index in rising markets while limiting losses during periods of decline.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value, including the short-term investment currently held. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

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Valuation of Underlying Investment Companies – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2022 for the Funds’ investments measured at fair value:

Main Sector Rotation ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$920,917,114	$-	$-	$920,917,114
Collateral For Securities Loaned	226,893,826	-	-	226,893,826
Total	$1,147,810,940	$-	$-	$1,147,810,940

Main Thematic Innovation ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$58,402,174	$-	$-	$58,402,174
Collateral For Securities Loaned	16,269,986	-	-	16,269,986
Open End Fund	1,986,678	-	-	1,986,678
Total	$76,658,838	$-	$-	$76,658,838

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Option Transactions – When a Fund writes a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Derivatives Risk – The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including options, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Funds. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Funds’ potential for gain or loss and, therefore, amplify the effects of market volatility on the Funds’ share price.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Funds will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Funds may experience lower returns if the value of the reference index or security rises above the strike price.

Index Call Option Risk: Because the exercise of index options is settled in cash, sellers of index call options, such as the Funds, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Funds bear a risk that the value of the securities held by the Funds will vary from the value of the index and relative to the written index call option positions. Accordingly, the Funds may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Funds, which will be priced daily, will be affected by changes in the value of and dividend rates of the underlying common stocks in the index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

As the writer of an index call option, the Funds forego, during the option’s life, the opportunity to profit from increases in the market value of the index underlying the call option above the sum of the premium and the strike price of the option, but will retain the risk of loss should the market value of the index underlying the call option decline. The purchaser of the index call option has the right to any appreciation in the value of the underlying index over the exercise price upon the exercise of the call option or the expiration date.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

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Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns filed for open years or expected to be taken in the Funds’ October 31, 2021 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. For the six months ended April 30, 2022, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short-term, liquid investments with an original maturity of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Funds (see additional information at Note 8).

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to the following:

	Purchases	Sales
Main Sector Rotation ETF	$80,833,229	$16,226,091
Main Thematic Innovation ETF	20,356,234	20,699,848

For the six months ended April 30, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

	Purchases	Sales
Main Sector Rotation ETF	$86,274,548	$104,922,714
Main Thematic Innovation ETF	18,198,139	6,082,211

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Main Management ETF Advisors, LLC serves as the investment adviser (the “Adviser”) to the Funds’. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds, manages the Funds’ portfolios, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% and 0.65% of the average daily net assets of the Main Sector Rotation ETF and Main Thematic Innovation ETF, respectively.

For the six months ended April 30, 2022, the advisory fees incurred by each of the Funds were as follows:

Advisory Fee
Main Sector Rotation ETF	$2,579,182
Main Thematic Innovation ETF	234,891

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least July 31, 2031, to insure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.65% and 0.99% of the average daily net assets of the Main Sector Rotation ETF and Main Thematic Innovation ETF, respectively. These fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Funds in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Adviser. During the six months ended April 30, 2022, the Adviser did

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

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not waive any fees or reimburse expenses pursuant to this agreement. As of April 30, 2022, there are no previously waived advisory fees subject to recapture.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of each Fund’s shares for such distribution and shareholder service activities. As of April 30, 2022, the Plan has not been activated. For the six months ended April 30, 2022, the Funds did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – An affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds as shown in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds which are included in the compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds which are included in the printing and postage expenses in the Statements of Operations.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Main Sector Rotation ETF	$1,009,000,599	$157,988,503	$(19,178,162)	$138,810,341
Main Thematic Innovation ETF	$109,297,994	$-	$(32,639,156)	$(32,639,156)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the periods ended October 31, 2021, May 31, 2021 and May 31, 2020 was as follows:

	For the period ended October 31, 2021:
Portfolio	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Main Sector Rotation ETF	$2,527,860	$-	$-	$2,527,860
Main Thematic Innovation Rotation ETF	-	-	62,930	62,930

	For the period ended May 31, 2021:
Portfolio	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Main Sector Rotation ETF	$7,204,110	$-	$-	$7,204,110
Main Thematic Innovation Rotation ETF	-	-	-	-

	For the period ended May 31, 2020:
Portfolio	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Main Sector Rotation ETF	$6,830,425	$-	$-	$6,830,425
Main Thematic Innovation Rotation ETF	-	-	-	-

As of October 31, 2021, the components of distributable earnings/(losses) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Losses)
Main Sector Rotation ETF	$1,260,482	$-	$-	$(13,565,011)	$(820,637)	304,860,037	$291,734,871
Main Thematic Innovation Rotation ETF	-	-	-	(4,506,761)	-	365,891	(4,140,870)

The difference between book basis and tax basis accumulated net investment income, unrealized appreciation (depreciation) and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales and tax deferral of losses on straddles.

At October 31, 2021, the Funds had a capital loss carry forwards “CLCF” for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring			CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Main Sector Rotation ETF	$13,565,011	$-	$13,565,011	$-
Main Thematic Innovation Rotation ETF	4,506,761	-	4,506,761	-

Permanent book and tax differences, primarily attributable to tax adjustments for realized gains (losses) on in-kind redemptions, resulted in reclassification for the year ended October 31, 2021 as follows:

Portfolio	Paid In Capital	Distributable Earnings (Losses)
Main Sector Rotation ETF	$3,891,179	$(3,891,179)
Main Thematic Innovation Rotation ETF	(84,368)	84,368

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Main Sector Rotation ETF only in Creation Unit size aggregations of 50,000 shares. Shares are created and redeemed by the Main Thematic Innovation ETF only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

For the six months ended April 30, 2022, the fixed and variable fees were as follows:

	Fixed Fees	Variable Fees
Main Sector Rotation ETF	$9,000	$400
Main Thematic Innovation ETF	$6,800	$-

The Transaction Fees for the Funds are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

8.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with Brown Brothers Harriman (“BBH”), each Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of April 30, 2022:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

	Collateral	Overnight and Continuous	Up to 30 Days	30-90 days	Greater than 90 days	Total
Main Sector Rotation ETF	Fidelity Money Market Government Portfolio	$226,893,826	$-	$-	$-	$226,893,826
Main Thematic Innovation ETF	Fidelity Money Market Government Portfolio	16,269,986	-	-	-	16,269,986

At April 30, 2022, each Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Money Market Government Portfolio as shown in each Fund’s Schedule of Investments. The Funds receive compensation relating to the lending of the Funds’ securities as reflected in the Statements of Operations. The fair value of the securities loaned for the Funds totaled $214,203,748 and $15,446,338 for the Main Sector Rotation ETF and Main Thematic Innovation ETF, respectively, at April 30, 2022. The securities loaned are noted in each Fund’s Schedule of Investments. The fair value of the “Securities Lending Collateral” in each Fund’s Schedule of Investments includes only cash collateral received and reinvested that totaled $226,893,826 and $16,269,986 for the Main Sector Rotation ETF and the Main Thematic Innovation ETF, respectively, at April 30, 2022. These amounts are offset by a liability recorded as “Securities lending collateral payable upon return” as shown in the Statements of Assets and Liabilities.

9.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Main Sector Rotation ETF’s Statement of Operations for the six months ended April 30, 2022.

Contract Type/Primary Risk Exposure	Net Realized Gain on Options Written	Net Change in Unrealized Appreciation on Options Written
Equity Contract/Equity Price Risk	$15,760,223	$-

As of the six months ended April 30, 2022, the Main Sector Rotation ETF did not invest in any options written. The amounts of realized and change in unrealized gains and losses on derivative instruments during the six months ended April 30, 2022 as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund. As of April 30, 2022, there was $24,020,637 in cash held for collateral at the broker for options as shown in the Statement of Assets and Liabilities. As of April 30, 2022, there were securities held as collateral for options with a total fair value of $155,192,900.

10.	RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f- 4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. On December 22, 2021 the Main Sector Rotation ETF and Main Thematic Innovation ETF made an income distribution of $0.0570 and $0.0207 per share, respectively. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

MAIN ETFS
EXPENSE EXAMPLE (Unaudited)
April 30, 2022

ETFs have operating expenses. As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. A shareholder may incur brokerage commissions on their purchase and sales of Fund shares, which are not reflected in the examples below.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual*	11/1/21	4/30/22		11/1/21-4/30/22*
Main Sector Rotation ETF	$1,000.00	$903.30	0.57%	$2.69
Main Thematic Innovation ETF	$1,000.00	$620.10	0.90%	$3.62
Hypothetical (5% return before expenses)	11/1/21	4/30/22		11/1/21-4/30/22*
Main Sector Rotation ETF	$1,000.00	$1,021.97	0.57%	$2.86
Main Thematic Innovation ETF	$1,000.00	$1,020.33	0.90%	$4.51

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

For more information about current performance, holdings, or historical premiums/discounts, please visit our website at www.mainmgtetfs.com.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
● Social Security number and wire transfer instructions
● account transactions and transaction history
● investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Northern Lights Fund Trust IV collect my personal information?	We collect your personal information, for example, when you
	●	open an account or deposit money
	●	direct us to buy securities or direct us to sell your securities
	●	seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:
	●	sharing for affiliates’ everyday business purposes – information about your creditworthiness.
	●	affiliates from using your information to market to you.
	●	sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	●	Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	●	Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	●	Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-866-383-9778 or by referring to the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-383-9778.

ADVISER

Main Management ETF Advisors, LLC

601 California Street, Suite 620

San Francisco, California 94108

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

MAINETF-SAR043022

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 7/6/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 7/6/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 7/6/22